SCHEDULE OF INCOME TAX EXPENSE BENEFITS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal
State					(28,913)
Foreign
Total current income tax (expense) benefit					(28,913)
Federal
State
Foreign						1,486,060
Total deferred income tax (expense) benefit						1,486,060
Total income tax (expense) benefit		$ (6,595)	$ (1,731)	$ (6,595)	$ (28,913)	$ 1,486,060